Note 4. Property and Equipment	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment Disclosure [Text Block]
Note 4.  Property and Equipment

Property and equipment consisted of the following as of December 31, 2010 and 2009:

(in thousands)	2010	2009
Furniture and equipment	$3,468	$4,624
Leasehold improvements	2,590	2,950
Total property and equipment	6,058	7,574
Less accumulated depreciation and amortization	(5,864)	(6,697)
Total property and equipment, net	$194	$877

Depreciation expense was $647,000 and $1.0 million for the years ended December 31, 2010 and 2009, respectively.